Form N-1A Supplement	Mar. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated May 15, 2026 to the Bond Funds Prospectus dated August 1, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO Climate Bond Fund, PIMCO Dynamic Bond Fund, PIMCO GNMA and Government Securities Fund, PIMCO Investment Grade Credit Bond Fund, PIMCO Mortgage Opportunities and Bond Fund, and PIMCO Total Return ESG Fund (each, a “Fund” and, collectively, the “Funds”)
Effective August 1, 2026, PIMCO Climate Bond Fund is re‑named PIMCO Climate and Bond Fund. Therefore, effective August 1, 2026, all references to PIMCO Climate Bond Fund in the Prospectus are replaced with PIMCO Climate and Bond Fund.
Effective August 1, 2026, the first sentence of the “Principal Investment Strategies” section of PIMCO Climate Bond Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a combination of (1) climate-focused Fixed Income Instrument investments, including, but not limited to, unlabeled and labeled green, sustainability, and/or sustainability-linked bonds and debt from issuers that, in PIMCO’s sole determination, demonstrate leadership with respect to addressing climate related factors and/or compare favorably to other issuers; and (2) Fixed Income Instrument investments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. It is expected that PIMCO will identify climate leaders through the use of environment-related scores, which are generally measured relative to an issuer’s peers.
Effective August 1, 2026, the first sentence of each of the second paragraph and third paragraph of the “Principal Investment Strategies” section of PIMCO Climate Bond Fund’s Fund Summary in the Prospectus are deleted in their entirety.
Effective August 1, 2026, the following is added as the last sentence of the second paragraph of the “Principal Investment Strategies” section of PIMCO Mortgage Opportunities and Bond Fund’s Fund Summary in the Prospectus:
Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others.
Effective August 1, 2026, PIMCO Total Return ESG Fund is re‑named PIMCO Total Return ESG and Bond Fund. Therefore, effective August 1, 2026, all references to PIMCO Total Return ESG Fund in the Prospectus are replaced with PIMCO Total Return ESG and Bond Fund.
Effective August 1, 2026, the first sentence of the third paragraph of the “Principal Investment Strategies” section of PIMCO Total Return ESG Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of (1) investments, either (i) the issuers of which have adopted ESG practices that compare favorably to other industries and/or issuers, or (ii) that are unlabeled and labeled green, sustainability, social and/or sustainability-linked instruments; and (2) Fixed Income Instrument investments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “ESG practices” refers to business practices with respect to the environment, social responsibility and/or governance. The Fund may avoid investment in the securities of issuers whose ESG practices do not meet criteria determined by PIMCO.

PIMCO Total Return ESG Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated May 15, 2026 to the Bond Funds Prospectus dated August 1, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO Climate Bond Fund, PIMCO Dynamic Bond Fund, PIMCO GNMA and Government Securities Fund, PIMCO Investment Grade Credit Bond Fund, PIMCO Mortgage Opportunities and Bond Fund, and PIMCO Total Return ESG Fund (each, a “Fund” and, collectively, the “Funds”)
Effective August 1, 2026, PIMCO Total Return ESG Fund is re‑named PIMCO Total Return ESG and Bond Fund. Therefore, effective August 1, 2026, all references to PIMCO Total Return ESG Fund in the Prospectus are replaced with PIMCO Total Return ESG and Bond Fund.
Effective August 1, 2026, the first sentence of the third paragraph of the “Principal Investment Strategies” section of PIMCO Total Return ESG Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of (1) investments, either (i) the issuers of which have adopted ESG practices that compare favorably to other industries and/or issuers, or (ii) that are unlabeled and labeled green, sustainability, social and/or sustainability-linked instruments; and (2) Fixed Income Instrument investments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “ESG practices” refers to business practices with respect to the environment, social responsibility and/or governance. The Fund may avoid investment in the securities of issuers whose ESG practices do not meet criteria determined by PIMCO.

PIMCO Mortgage Opportunities and Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated May 15, 2026 to the Bond Funds Prospectus dated August 1, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO Climate Bond Fund, PIMCO Dynamic Bond Fund, PIMCO GNMA and Government Securities Fund, PIMCO Investment Grade Credit Bond Fund, PIMCO Mortgage Opportunities and Bond Fund, and PIMCO Total Return ESG Fund (each, a “Fund” and, collectively, the “Funds”)
Effective August 1, 2026, the following is added as the last sentence of the second paragraph of the “Principal Investment Strategies” section of PIMCO Mortgage Opportunities and Bond Fund’s Fund Summary in the Prospectus:
Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others.

PIMCO Climate Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated May 15, 2026 to the Bond Funds Prospectus dated August 1, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO Climate Bond Fund, PIMCO Dynamic Bond Fund, PIMCO GNMA and Government Securities Fund, PIMCO Investment Grade Credit Bond Fund, PIMCO Mortgage Opportunities and Bond Fund, and PIMCO Total Return ESG Fund (each, a “Fund” and, collectively, the “Funds”)
Effective August 1, 2026, PIMCO Climate Bond Fund is re‑named PIMCO Climate and Bond Fund. Therefore, effective August 1, 2026, all references to PIMCO Climate Bond Fund in the Prospectus are replaced with PIMCO Climate and Bond Fund.
Effective August 1, 2026, the first sentence of the “Principal Investment Strategies” section of PIMCO Climate Bond Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a combination of (1) climate-focused Fixed Income Instrument investments, including, but not limited to, unlabeled and labeled green, sustainability, and/or sustainability-linked bonds and debt from issuers that, in PIMCO’s sole determination, demonstrate leadership with respect to addressing climate related factors and/or compare favorably to other issuers; and (2) Fixed Income Instrument investments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. It is expected that PIMCO will identify climate leaders through the use of environment-related scores, which are generally measured relative to an issuer’s peers.
Effective August 1, 2026, the first sentence of each of the second paragraph and third paragraph of the “Principal Investment Strategies” section of PIMCO Climate Bond Fund’s Fund Summary in the Prospectus are deleted in their entirety.